Equity Method Investments and Variable Interest Entities (Schedule of Equity in Earnings of Unconsolidated Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Payments for investments in equity method joint ventures	$ 0	$ 61	$ 19
Balance at January 1,
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	369	281
Equity in earnings of unconsolidated affiliates
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	72	91
Distributions of earnings of unconsolidated affiliates
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	(62)	(56)
Advances (receipts)
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	(11)	1
Investments
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	0	61
Foreign currency translation adjustments
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	12	(8)
Other
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	5	(8)
Balance before reclassification
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	385	362
Reclassification of excess distributions
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	11	12
Recognition of excess distributions
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	(9)	(5)
Balance at December 31,
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	387	$ 369
Brown & Root JV
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	56
EPIC Piping
Equity In Earnings of Unconsolidated Affiliates [Line Items]
Equity method investments	$ 5